   As filed with the Securities and Exchange Commission on November 14, 2008.

                                                     Registration No. 333-148426
                                                              File No. 811-08260

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933                            [X]

                         Pre-Effective Amendment No. __
                         Post-Effective Amendment No. 3

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 28                             [X]

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                          CUNA MUTUAL INSURANCE SOCIETY
                               (Name of Depositor)

                             5910 Mineral Point Road
                                Madison, WI 53705
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (319) 352-4090

                             Kerry A. Jung, Esquire
                          CUNA Mutual Insurance Society
                             5910 Mineral Point Road
                                Madison, WI 53705
               (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]  on November 24, 2008 pursuant to paragraph (b) of Rule 485.

[ ]  60 days after filing pursuant to paragraph (a)(i) of Rule 485.

[ ]  on (date) pursuant to paragraph (a)(i) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment is to designate a new effective date, November 24, 2008, for the previously filed Post-Effective Amendment No.
2. The prospectus and statement of additional information for this Post-Effective Amendment No. 3 is identical to that filed with or incorporated by reference in Post-Effective Amendment No. 2, and the prospectus and statement of additional information are incorporated herein in their entirety by reference to Post-Effective Amendment No. 2.

Title of securities being registered: Units of interest in a Variable Account under individual flexible premium deferred variable annuity contracts.

================================================================================

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                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements. All required financial statements are included in Part B of this registration statement.

(b)  Exhibits

     1.(A) Certified resolution of the board of directors of Century Life of America (a/k/a CUNA Mutual Life Insurance Company) establishing Century Variable Annuity Account (k/n/a CUNA Mutual Variable Annuity Account ("Registrant")). Incorporated herein by reference to post-effective amendment number 5 to Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 16, 1996.

     1.(B) Certified resolution of the board of directors of CUNA Mutual
          Insurance Society approving the merger between CUNA Mutual Insurance Society and CUNA Mutual Life Insurance Company and the name change of the variable account. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

     2.   Not Applicable.

     3.(A) Amended and Restated Distribution Agreement Between CUNA Mutual
          Insurance Society and CUNA Brokerage Services, Inc. for Variable Annuity Contracts effective January 1, 2008. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

     (B) Amended and Restated Servicing Agreement related to the Distribution Agreement between CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. for Variable Annuity Contracts effective January 1, 2008. Incorporated herein by reference on initial registration statement to Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

     4.(A)(i) Variable Annuity Contract. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

          (ii) Variable Annuity Contract. Incorporated herein by reference to post-effective amendment 5 to Form N-4 registration statement (File no. 333-116426) with the Commission on April 26, 2006.

          (iii) Variable Annuity Contract. Incorporated herein by reference to post-


                                        1

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               effective amendment 3 to Form N-4 registration statement (File
               no. 333-116426) with the Commission on November 15, 2005.

          (iv) Variable Annuity Contract. Incorporated herein by reference to post- effective amendment 9 to Form N-4 registration statement (File no. 333-116426) with the Commission on September 14, 2007.

          (v) Variable Annuity Contract. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

     (B)(i) Fixed Account Endorsement. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

          (ii) Fixed Account Endorsement. Form 2006-VAFIXED. Incorporated herein by reference to post-effective amendment 5 to Form N-4 registration statement (File no. 333-116426) with the Commission on April 26, 2006.

          (iii) Fixed Account Endorsement. Form No. 2006 - VAFixed. Incorporated herein by reference to initial registration statement to Form N-4 registration statement (File No. 333-148426) filed with the Commission on January 2, 2008.

     (C)(i) Loan Account Endorsement. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

          (ii) Loan Account Endorsement. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

     (D)(i) Additional Income Option Endorsement. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

          (ii) Additional Income Option Endorsement. Form No. 2004-VAIO. Incorporated herein by reference on initial registration statement to Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

     (E)(i) 3% Annual Guarantee Death Benefit Rider. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.


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          (ii) 3% Annual Guarantee Death Benefit Rider. Form No. 2004 - 3AG-Rvi.
               Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

     (F)(i) Earnings Enhanced Death Benefit Rider. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

          (ii) Earnings Enhanced Death Benefit Rider. Form No. 2004-EE-RVI. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

     (G)(i) Maximum Anniversary Value Death Benefit Rider. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

          (ii) Maximum Anniversary Value Death Benefit Rider. Form No. 2004-MAV-RVI. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

     (H)(i) Change of Annuitant Endorsement. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

          (ii) Change of Annuitant Endorsement. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

     (I)(i) Income Payment Endorsement. Incorporated herein by reference to post-effective amendment 2 to Form N-4 registration statement (File No. 333-116426) with the Commission on April 28, 2005.

          (ii) Income Payment Endorsement. Form No. 2004-1PI. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

     (J)(i) Guaranteed Minimum Withdrawal Benefit Rider. Incorporated herein by reference to post-effective amendment 3 to Form N-4 registration statement (File No. 333-116426) with the Commission on November 15, 2005.

          (ii) Guaranteed Minimum Withdrawal Benefit Rider. Incorporated herein by reference to post-effective amendment 6 to Form N-4 registration statement (File No. 333-116426) with the Commission on


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               August 31, 2006.

          (iii) Guaranteed Minimum Withdrawal Benefit Rider. Incorporated herein by reference to post-effective amendment 9 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 14, 2007.

          (iv) Guaranteed Minimum Withdrawal Benefit Rider. Form No. 2004-GMWB. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

     (K)(i) Guaranteed Minimum Accumulation Benefit Rider. Incorporated herein by reference to post-effective amendment 3 to Form N-4 registration statement (File No. 333-116426) with the Commission on November 15, 2005.

          (ii) Guaranteed Minimum Accumulation Benefit Rider. Incorporated herein by reference to post-effective amendment 6 to Form N-4 registration statement (File No. 333-116426) with the Commission on August 31, 2006.

          (iii) Guaranteed Minimum Accumulation Benefit Rider. Form No. 2006-GMAB-RVI. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

          (iv) Guaranteed Minimum Accumulation Benefit Rider with 7-Year Benefit Period. Form No. 2008-GMAB-7. Incorporated herein by reference to registration statement on Form N-4 (File No. 333-148426) filed with the Commission on August 29, 2008.

          (v) Guaranteed Minimum Accumulation Benefit Rider with 10-Year Benefit Period. Form No. 2008-GMAB-10. Incorporated herein by reference to registration statement on Form N-4 (File No. 333-148426) filed with the Commission on August 29, 2008.

     (L)(i) Spouse Beneficiary Death Benefit Rider. Incorporated herein by reference to post-effective amendment 6 to Form N-4 registration statement (File No. 333-116426) with the Commission on August 31, 2006.

          (ii) Spouse Beneficiary Death Benefit Rider. Form No. 2006-SPDB-RVI. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

     (M)(i) Guaranteed Minimum Withdrawal Benefit Rider with Maximum Anniversary


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          Value Death Benefit. Incorporated herein by reference to
          post-effective amendment 10 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 14, 2007.

          (ii) Guaranteed Minimum Withdrawal Benefit Rider with Maximum Anniversary Value Death Benefit. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

     (N)(i) Guaranteed Minimum Withdrawal Benefit Rider with Minimum Guarantee Death Benefit. Incorporated herein by reference to post-effective amendment 10 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 14, 2007.

          (ii) Guaranteed Minimum Withdrawal Benefit Rider with Minimum Guarantee Death Benefit. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

     (O)(i) Purchase Payment Credit Benefit Endorsement. Incorporated herein by reference to post-effective amendment 10 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 14, 2007.

          (ii) Purchase Payment Credit Benefit Endorsement. Form No. 2007-PPC Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

     (P)(i) Spousal Continuation Endorsement. Incorporated herein by reference to post-effective amendment 6 to Form N-4 registration statement (File No. 333-116426) with the Commission on August 31, 2006.

          (ii) Spousal Continuation Endorsement. Form No. 2006-SPContinue. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

     (Q)(i) Change of Annuitant Endorsement. Incorporated herein by reference to post-effective amendment 8 to Form N-4 registration statement (File No. 333-116426) with the Commission on April 27, 2007.

          (ii) Change of Annuitant Endorsement. Form No. 2006-COA. Incorporated herein by reference to initial registration statement Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.


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     (R)(i) Roth IRA Endorsement. Incorporated herein by reference to post-effective amendment 8 to Form N-4 registration statement (File No. 333-116426) with the Commission on April 27, 2007.

          (ii) Roth IRA Endorsement. Form No. 2006-VA-Roth. Incorporated herein by reference to initial registration statement Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

     (S)(i) Flexible Premium Deferred Variable Annuity with Purchase Payment Credit Benefit - Data Page. Incorporated herein by reference to post-effective amendment 10 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 14, 2007.

          (ii) Flexible Premium Deferred Variable Annuity with Purchase Payment Credit Benefit - Data Page, Form DP-2007-VA-PPC. Incorporated herein by reference to initial registration statement Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

     (T)(i) Flexible Premium Deferred Variable Annuity with Purchase Payment Credit Benefit Endorsement. Incorporated herein by reference to post-effective amendment 10 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 14, 2007.

          (ii) Flexible Premium Deferred Variable Annuity with Purchase Payment Credit Benefit Endorsement. Incorporated herein by reference to initial registration statement Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

     (U)(i) Income Later - Guaranteed Lifetime Withdrawal Benefit Rider with Minimum Guarantee Death Benefit. Form No. 2008-ILGLWB-MG. Incorporated herein by reference to registration statement on Form N-4 (File No. 333-148426) filed with the Commission on August 29, 2008.

          (ii) Income Later - Guaranteed Lifetime Withdrawal Benefit Rider. Form No. 2008-ILGLWB. Incorporated herein by reference to registration statement on Form N-4 (File No. 333-148426) filed with the Commission on August 29, 2008.

     (V)(i) Income Now - Guaranteed Lifetime Withdrawal Benefit Rider. Form No. 2008-INGLWB. Incorporated herein by reference to registration statement on Form N-4 (File No. 333-148426) filed with the Commission on August 29, 2008.

          (ii) Income Now - Guaranteed Lifetime Withdrawal Benefit Rider with Minimum Guarantee Death Benefit. Form No. 2008-INGLWB-MG. Incorporated herein by reference to registration statement on Form N-4


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               (File No. 333-148426) filed with the Commission on August 29,
               2008.

     5.(A)(i) Variable Annuity Application. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

          (ii) State Variations to Application Form No. VAAPP-2004. Incorporated herein by reference to post-effective amendment 5 to Form N-4 registration statement (File no. 333-116426) with the Commission on April 26, 2006.

          (iii) State Variations to Application Form No. VAAPP-2005. Incorporated herein by reference to post-effective amendment 5 to Form N-4 registration statement (File no. 333-116426) with the Commission on April 26, 2006.

          (iv) State Variations to Application Form No. VAAPP-2006. Incorporated herein by reference to post-effective amendment 6 to Form N-4 registration statement (File no. 333-116426) with the Commission on August 31, 2006.

          (v) State Variations to Contract Form No. 2004-VA. Incorporated herein by reference to post-effective amendment 8 to Form N-4 registration statement (File no. 333-116426) with the Commission on April 27, 2007.

          (vi) State Variations to Application Form No. VAAP-2006. Incorporated herein by reference to post-effective amendment 8 to Form N-4 registration statement (File no. 333-116426) with the Commission on April 27, 2007.

          (vii) Variable Annuity Application Form No. VAAP-2006w1842May07. Incorporated herein by reference to post-effective amendment 8 to Form N-4 registration statement (File no. 333-116426) with the Commission on April 27, 2007.

          (viii) Variable Annuity Application. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

          (ix) Variable Annuity Application. Incorporated herein by reference to registration statement on Form N-4 (File No. 333-148426) filed with the Commission on August 29, 2008.

     6.(A) Certificate of Existence of CUNA Mutual Insurance Society.
          Incorporated


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          herein by reference to initial registration statement on Form N-4
          (File No. 333-148426) filed with the Commission on January 2, 2008.

     (B) Amended and Restated Articles of Incorporation. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

     (C) Amended and Restated Bylaws. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.

     7.   Not Applicable.

     8.(A)(i) Rule 22c-2 Shareholder Information Agreement between Ultra Series
          Fund and CUNA Mutual Life Insurance Company dated October 16, 2006. Incorporated herein by reference to Form N-4 post-effective amendment no. 9 (File No. 333-40304) filed with the Commission on April 27, 2007.

          (ii) Rule 22c-2 Shareholder Information Agreement between Ultra Series Fund and CUNA Mutual Insurance Society effective October 16, 2006. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148426) filed with the Commission on January 2, 2008.


     (B)(i) Participation Agreement between PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC and the CUNA Mutual Insurance Society, Inc. dated May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

          (ii) Services Agreement between Allianz Global Investors Distributors LLC and CUNA Brokerage Services, Inc., effective May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

          (iii) Selling Agreement between Allianz Global Investors Distributors LLC (distributor of the PIMCO Variable Insurance Trust) and CUNA Brokerage Services, Inc., effective May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

     (C)(i) Participation Agreement between AIM Variable Insurance Funds, AIM Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., dated October 1, 2002. Incorporated by reference to post-effective


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

          amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

          (ii) Amendment No. 1 between AIM Variable Insurance Funds, AIM Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., effective May 1, 2004. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

          (iii) Amendment No. 2 to the Participation Agreement between AIM Investments and the CUNA Mutual Insurance Society dated March 19, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

          (iv) Distribution Agreement between CUNA Brokerage Services, Inc., and Invesco Aim Distributors, Inc., dated April 9, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

     (D)(i) Participation Agreement between Van Kampen Life Investment Trust, Van Kampen Asset Management, Van Kampen Funds Inc. and the CUNA Mutual Insurance Society, Inc. dated May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

     (E)(i) Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. Variable Insurance Funds, and CUNA Mutual Life Insurance Company, dated February 20, 1997. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

          (ii) Amendment No. 1 between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. Variable Insurance Funds, and CUNA Mutual Life Insurance Company, effective September 21, 1999. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

          (iii) Amendment No. 2 to the Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. Variable Insurance Funds, and CUNA Mutual Life Insurance Company, effective October 1, 2002. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

          (iv) Amendment No. 3 to the Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. Variable Insurance

               Funds, and CUNA Mutual Life Insurance Company, effective July 31, 2005. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

          (v) Amendment No. 4 to the Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. Variable Insurance Funds, and the CUNA Mutual Life Insurance Company, effective December 31, 2007. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

          (vi) Fifth Amendment to Participation Agreement between OppenheimerFunds, Oppenheimer Variable Account Funds and the CUNA Mutual Insurance Society effective May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

     (F)(i) Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., dated May 1, 2004. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

          (ii) Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., dated May 3, 2004. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

          (iii) Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., dated June 5, 2007. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

          (iv) Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., the CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc., effective December 31, 2007. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

          (v) Amendment No. 4 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc. and the CUNA Mutual Insurance Society dated May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

     9. Opinion and Consent of Counsel. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

     10.(i) Deloitte & Touche LLP Consent. Incorporated herein by reference to registration statement on Form N-4 (File No. 333-148426) filed with the Commission on August 29, 2008.

          (ii) KPMG Consent. Incorporated herein by reference to registration statement on Form N-4 (File No. 333-148426) filed with the Commission on August 29, 2008.

          (iii) Ernst & Young LLP Consent. Incorporated herein by reference to registration statement on Form N-4 (File No. 333-148426) filed with the Commission on August 29, 2008.

     11.  Not applicable

     12.  Not applicable.

     13.  Powers of Attorney.

          A. Power Attorney (Eldon R. Arnold). Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

          B. Power Attorney (Loretta M. Burd). Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

          C. Power Attorney (William B. Eckhardt). Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

          D. Power Attorney (Joseph J. Gasper, Jr.). Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

          E. Power Attorney (Bert J. Hash, Jr.). Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

          F. Power Attorney (Robert J. Marzec). Incorporated herein by reference to registration statement on Form N-4 (File No. 333-148426) filed with the Commission on August 29, 2008.

          G. Power Attorney (Victoria W. Miller). Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

          H. Power Attorney (C. Alan Peppers). Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

          I. Power Attorney (Jeff Post). Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

          J. Power Attorney (Randy M. Smith). Incorporated herein by reference to registration statement on Form N-4 (File No. 333-148426) filed with the Commission on August 29, 2008.

          K. Power Attorney (Farouk D. G. Wang). Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

          L. Power Attorney (Larry T. Wilson). Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

          M. Power Attorney (James W. Zilinski). Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on April 25, 2008.

ITEM 25. DIRECTORS AND OFFICERS OF THE CUNA Mutual Insurance Society

NAME AND PRINCIPAL BUSINESS ADDRESS            POSITIONS AND OFFICE WITH DEPOSITOR
-----------------------------------   -----------------------------------------------------
Eldon R. Arnold                       Director
5401 West Dirksen Pkwy
Peoria, IL 61607

Loretta M. Burd                       Director & Chairman of the Board
1430 National Road
Columbus, IN 47201

William B. Eckhardt                   Director
4000 Credit Union Drive, #600
Anchorage, AK 99503

Joseph J. Gasper, Jr.                 Director
5525 Parkcenter Circle
Dublin, OH 73017

Bert J. Hash, Jr.                     Director
7 East Redwood Street, 17th Floor
Baltimore, MD 21202

Robert J. Marzec                      Director
Retired

Victoria W. Miller                    Director
One CNN Center
Atlanta, GA 30303

C. Alan Peppers                       Director & Vice Chairman of the Board
3700 East Alameda Avenue
Denver, CO 80209

Jeff Post                             Director
5910 Mineral Point Road
Madison, WI 53705

Randy M. Smith                        Director
1 Randolph Brooks Parkway
Live Oak, TX 78223

Farouk D.G. Wang                      Director
2525 Maile Way
Honolulu, HI 96822

Larry T. Wilson                       Director
1000 Saint Albans Drive
Raleigh, NC 27609

James W. Zilinski                     Director
700 South Street
Pittsfield, MA 01201

EXECUTIVE OFFICERS
David P. Marks*                       CUNA Mutual Insurance Society
                                      Executive Vice President and Chief Investment Officer

Jeffrey D. Holley**                   CUNA Mutual Insurance Society
                                      Executive Vice President and Chief Finance Officer

David Lundgren*                       CUNA Mutual Insurance Society
                                      Executive Vice President and Chief Products Officer

Jeff Post*                            CUNA Mutual Insurance Society
                                      President and Chief Executive Officer

Robert N. Trunzo*                     CUNA Mutual Insurance Society
                                      Executive Vice President and Chief Sales Officer

*    Principal place of business is 5910 Mineral Point Road, Madison, WI 53705.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

The registrant is a segregated asset account of CUNA Mutual Insurance Society and is therefore owned and controlled by the CUNA Mutual Insurance Society. The CUNA Mutual Insurance Society is a mutual life insurance company and therefore is controlled by its contractowners. Nonetheless, various companies and other entities are controlled by the CUNA Mutual Insurance Society and may be considered to be under common control with the registrant or the CUNA Mutual Insurance Society. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.


                          CUNA Mutual Insurance Society
                  Organizational Chart As Of November 14, 2008

CUNA MUTUAL INSURANCE SOCIETY
State of domicile: Iowa

CUNA MUTUAL INSURANCE SOCIETY, EITHER DIRECTLY OR INDIRECTLY, IS THE CONTROLLING COMPANY OF THE FOLLOWING WHOLLY-OWNED SUBSIDIARIES:

1.   CUNA Mutual Investment Corporation
     State of domicile: Wisconsin

     CUNA Mutual Investment Corporation is the owner of the following subsidiaries:

     a.   CUMIS Insurance Society, Inc.
          State of domicile: Iowa

          CUMIS Insurance Society, Inc. is the owner of the following subsidiary:

          (1)  CUMIS Specialty Insurance Company, Inc.
               State of domicile: Iowa

     b.   CUNA Brokerage Services, Inc.
          State of domicile: Wisconsin

     c.   CUNA Mutual General Agency of Texas, Inc.
          State of domicile: Texas

     d.   MEMBERS Life Insurance Company
          State of domicile: Iowa

     e.   International Commons, Inc.
          State of domicile: Wisconsin

     f.   CUNA Mutual Insurance Agency, Inc.
          State of domicile: Wisconsin

     g.   Stewart Associates Incorporated
          State of domicile: Wisconsin

     h.   CUNA Mutual Business Services, Inc.
          State of domicile: Wisconsin

     i.   Lending Call Center Services, LLC
          State of domicile: Delaware

     j.   MEMBERS Capital Advisors, Inc.
          State of domicile: Iowa
          MEMBERS Capital Advisors, Inc. is the investment adviser to Registrant

     k.   CMG Co-Investment Fund GP, Inc., General Partner
          State of domicile: Delaware

     l.   CMG Student Lending Services, LLC
          State of domicile: Delaware

2.   CUNA Caribbean Insurance Society Limited
     Country of domicile: Trinidad and Tobago, West Indies

     CUNA Caribbean Insurance Society Limited is the owner of the following subsidiary:

     a.   CUNA Caribbean Insurance Services Limited
          Country of domicile: Trinidad and Tobago, West Indies

3.   CUNA Mutual Australia Holding Company Pty. Ltd.
     Country of domicile: Australia

     CUNA Mutual Australia Holding Company Pty. Ltd. is the owner of the following subsidiaries:

     a.   CUNA Mutual Life Australia, Limited
          Country of domicile: Australia

     b.   CUNA Mutual Australia, Ltd.
          Country of domicile: Australia

     CUNA Mutual Australia Ltd. is the owner of the following subsidiaries:

          (1)  CUNA Mutual Insurance Brokers Pty Ltd.
               Country of domicile: Australia

          (2)  CUNA Mutual Technology Services Australia Pty Ltd.
               Country of domicile: Australia

          (3)  CUNA Mutual Underwriting [Agencies] Pty Ltd.
               Country of domicile: Australia

4.   CUNA Mutual Group Holdings Europe, Ltd.
     Country of domicile: Ireland

     CUNA Mutual Group Holdings Europe, Ltd. is the owner of the following subsidiaries:

     a.   CUNA Mutual Group Services (Ireland) Limited
          Country of domicile: Ireland

     b.   CUNA Mutual Life Assurance (Europe), Limited
          Country of domicile: Ireland

     c.   CUNA Mutual General Risk Services (Ireland) Limited
          Country of domicile: Ireland

     d.   CUNA Mutual Group, Limited
          Country of domicile: United Kingdom

5.   CMG Servicious de Mexico, S. de R. L. de C.V.
     Country of domicile: Mexico

6.   6834 Hollywood Boulevard, LLC
     State of domicile: Delaware

7.   CMIA Wisconsin, Inc.
     State of domicile: Wisconsin

     CMIA Wisconsin, Inc. is the owner of the following subsidiary:

     a.   League Insurance Agency, Inc.
          State of domicile: Connecticut

          League Insurance Agency, Inc. is the owner of the following subsidiary:

          (1)  Member Protection Insurance Plans, Inc.
               State of domicile: Connecticut

CUNA MUTUAL INSURANCE SOCIETY, EITHER DIRECTLY OR THROUGH A WHOLLY-OWNED SUBSIDIARY, HAS A PARTIAL OWNERSHIP INTEREST IN THE FOLLOWING:

1.   The CUMIS Group Limited
     87.5% ownership by CUNA Mutual Insurance Society
     Country of domicile: Canada

     The CUMIS Group Limited is the owner of the following subsidiaries:

     a.   CUMIS Life Insurance Company
          Country of domicile: Canada

     b.   CUMIS General Insurance Company
          Country of domicile: Canada

     The CUMIS Group Limited is the 50% owner of the following companies:

     a.   Credential Financial, Inc.
          Country of domicile: Canada

     b.   CUIS Brokerage Services Limited
          Country of domicile: Canada

          (1)  WESTCU Insurance Services Limited
               Country of domicile: British Columbia

          (2)  North Shore Insurance Services Ltd.
               Country of domicile: Canada

          (3)  Integris Insurance Services Ltd.
               Country of domicile: British Columbia

          (4)  Interior Savings Insurance Services, Inc.
               Country of domicile: British Columbia

          (5)  Valley First Insurance Services Ltd.
               Country of domicile: British Columbia

          (6)  Coastal Community Insurance Agencies Ltd.
               Country of domicile: British Columbia

2.   Lenders Protection, LLC
     50% ownership by CUNA Mutual Insurance Society
     State of domicile: Delaware

3.   MEMBERS Development Company, LLC
     49% ownership by CUNA Mutual Investment Corporation
     State of domicile: Wisconsin

     MEMBERS Development Company, LLC, either directly or through a wholly-owned subsidiary, has a partial ownership interest in the following:

     a.   Brightleaf Financial Network, LLC
          State of domicile: Wisconsin

     b.   Procura, LLC
          State of domicile: California

4.   MEMBERS Trust Company
     16.4% ownership by CUNA Mutual Insurance Society
     State of domicile: Florida

5.   CMG Mortgage Insurance Company
     50% ownership by CUNA Mutual Investment Corporation
     State of domicile: Wisconsin

6.   CMG Mortgage Assurance Company
     50% ownership by CUNA Mutual Investment Corporation
     State of domicile: Wisconsin

7.   CMG Mortgage Reinsurance Company
     50% ownership by CUNA Mutual Investment Corporation
     State of domicile: Wisconsin

8.   Credit Union Service Corporation
     2.6% ownership by CUNA Mutual Investment Corporation
     State of domicile: Georgia

9.   CUNA Strategic Services, Inc.
     0.13% ownership by CUNA Mutual Insurance Society
     State of domicile: Wisconsin

10.  Producers Ag Insurance Group, Inc.
     22% ownership by CUNA Mutual Investment Corporation
     State of domicile: Delaware

11.  Credit Union Acceptance Company, LLC
     9.56% ownership by CUNA Mutual Insurance Society
     State of domicile: Texas

CUNA MUTUAL INSURANCE SOCIETY, EITHER DIRECTLY OR INDIRECTLY, HAS A PARTIAL INTEREST IN THE FOLLOWING PARTNERSHIPS AND LIMITED LIABILITY COMPANIES:

1.   CM CUSO Limited Partnership
     General partner: CUMIS Insurance Society, Inc.
     State of domicile: Washington

2.   CMG Co-Investment Fund Limited Partner, LLC
     State of domicile: Delaware

3.   CMG Master Co-Investment Fund, LP
     General partner: CMG Co-Investment Fund GP, Inc.
     State of domicile: Delaware

ITEM 27. NUMBER OF CONTRACTOWNERS

     As of September 30, 2008 there were 2,359 non-qualified contracts outstanding and 4,404 qualified contracts outstanding.

ITEM 28. INDEMNIFICATION.

     Section 10 of the Amended and Restated Bylaws of the Company and Article XI of CUNA Mutual Insurance Society Amended and Restated Articles of Incorporation together provide for indemnification of officers or directors of CUNA Mutual Insurance Society against claims and liabilities the officers or directors become subject to by reason of having served as officer or director of CUNA Mutual Insurance Society or any subsidiary or affiliate company. Such indemnification covers liability for all actions alleged to have been taken, omitted, or neglected by such person in the line of duty as director or officer, except liability arising out of the officers' or directors' willful misconduct.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

     (a) CUNA Brokerage Services, Inc. is the principal underwriter for the Registrant as well as for the CUNA Mutual Variable Life Insurance Account, MEMBERS Mutual Funds and Ultra Series Fund.

     (b)  Officers and Directors of CUNA Brokerage Services, Inc.

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICE WITH UNDERWRITER
-----------------------------------   ----------------------------------------
Mark E. Backes**                      Director, Vice Chairman & President/CEO
Steve H. Dowden*                      Director & Chairman
Timothy Halevan**                     Chief Compliance Officer
David J. Hughes**                     Secretary & Treasurer
Kevin T. Lenz*                        Director
Tracy K. Lien*                        Assistant Secretary
James H. Metz*                        Director
Pamela M. Krill*                      Vice President, Associate General Counsel
Mark T. Warshauer*                    Director

* The principal business address of these persons is: 5910 Mineral Point Road, Madison, Wisconsin 53705.

** The principal business address of these persons is: 2000 Heritage Way, Waverly, Iowa 50677.

     (c) CUNA Brokerage Services, Inc. is the only principal underwriter. The Distribution Agreement between CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. and the Related Servicing Agreement between the CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. specify the services provided by each party. Those contracts will have been filed as exhibits under Item 24(b)(3) on or before the date of effectiveness of the registration statement covering the contracts described herein. The CUNA Mutual Insurance Society intends to pay a dealer concession of approximately 7.25 percent, as will be more fully described in Schedule A of the Servicing Agreement.

                                       (2)
                                Net Underwriting         (3)             (4)
             (1)                  Discounts and    Compensation on    Brokerage         (5)
Name of Principal Underwriter      Commissions        Redemption     Commissions   Compensation
-----------------------------   ----------------   ---------------   -----------   ------------
CUNA Brokerage Services, Inc.      $14,916,590*           0          $14,469,092*    $447,498*

*    Information as of December 31, 2007.

ITEM 30. LOCATION BOOKS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the CUNA Mutual Insurance Society at 2000 Heritage Way, Waverly, Iowa 50677 or at MEMBERS Capital Advisors, Inc. or CUNA Mutual Group, both at 5910 Mineral Point Road, Madison, Wisconsin 53705.

ITEM 31. MANAGEMENT SERVICES

     All management contracts are discussed in Part A or Part B of this registration statement.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

     (a) The Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.

     (b) The Registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove and send to the Company for a statement of additional information.

     (c) The Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

     (d) CUNA Mutual Insurance Society represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

     (e) CUNA Mutual Insurance Society represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by CUNA Mutual Insurance Society

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this Registration Statement to be signed in its behalf by the undersigned, duly authorized, in the City of Madison, and State of Wisconsin as of this 14th day of November, 2008.


                                        CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                                        (REGISTRANT)


                                        By: /s/ Jeff Post
                                            ------------------------------------
                                            Jeff Post
                                            President and Chief Executive
                                            Officer


                                        CUNA MUTUAL INSURANCE SOCIETY
                                        (DEPOSITOR)


                                        By: /s/ Jeff Post
                                            ------------------------------------
                                            Jeff Post
                                            President and Chief Executive
                                            Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and as of the dates indicated.

SIGNATURE AND TITLE                            DATE
-------------------------------------   -----------------


By: /s/ Andrew Michie                   November 14, 2008
    ---------------------------------
    Andrew Michie
    VP - Corporate Controller


By: /s/ Jeffrey D. Holley               November 14, 2008
    ---------------------------------
    Jeffrey D. Holley
    Chief Financial Officer


By: /s/ Jeff Post                       November 14, 2008
    ---------------------------------
    Jeff Post
    Director, President and Chief
    Executive Officer



By: *                                   November 14, 2008
    ---------------------------------
    Eldon R. Arnold
    Director


By: *                                   November 14, 2008
    ---------------------------------
    Loretta M. Burd
    Director and Chairman of the
    Board


By: *                                   November 14, 2008
    ---------------------------------
    William B. Eckhardt
    Director


By: *                                   November 14, 2008
    ---------------------------------
    Joseph J. Gasper
    Director


By: *                                   November 14, 2008
    ---------------------------------
    Bert J. Hash, Jr.
    Director


By: ***                                 November 14, 2008
    ---------------------------------
    Robert J. Marzec
    Director


By: *                                   November 14, 2008
    ---------------------------------
    Victoria W. Miller
    Director


By: *                                   November 14, 2008
    ---------------------------------
    C. Alan Peppers
    Director and Vice Chairman of the
    Board


By: **                                  November 14, 2008
    ---------------------------------
    Randy M. Smith
    Director



By: *                                   November 14, 2008
    ---------------------------------
    Farouk D. G. Wang
    Director


By: *                                   November 14, 2008
    ---------------------------------
    Larry T. Wilson
    Director


By: *                                   November 14, 2008
    ---------------------------------
    James W. Zilinski
    Director

* Signed pursuant to Power of Attorney dated February 23, 2008, filed electronically with the Registration Statement on April 25, 2008.

** Signed pursuant to Power of Attorney dated June 19, 2008, filed electronically with the Registration Statement on August 29, 2008.

*** Signed pursuant to Power of Attorney dated June 23, 2008, filed electronically with the Registration Statement on August 29, 2008.


By: /s/ Pamela M. Krill
    ---------------------------------
    Pamela M. Krill
    Associate General Counsel